Basic and Diluted Loss Per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Basic and diluted loss per share

4. Basic and diluted loss per share

	2017	2016	2015
	(in thousands, except per share data)
	£	£	£
Loss for the year	(23,085)	(6,049)	(5,332)
Basic and diluted weighted average number of shares	26,069	24,107	24,101

	£	£	£
Basic and diluted loss per share	(0.89)	(0.25)	(0.22)

Basic loss per share is calculated by dividing the loss for the year attributable to the equity holders of the Company by the weighted average number of shares outstanding during the year.

The dilutive effect of potential shares through equity settled transactions were considered to be anti-dilutive as they would have decreased the loss per share and were therefore excluded from the calculation of diluted loss per share.